Accounts Receivable, Net - Lessen by Provision for Doubtful Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable Net
Accounts receivable	$ 34,070	$ 33,399
Less: Allowance for credit losses	0	0	$ 0	$ (2,990)
Accounts receivable, net	$ 34,070	$ 33,399